Capital commitments	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Capital commitments	Capital commitments Authorized future capital expenditure for property, plant and equipment (excluding right-of-use assets) by group companies for which contracts had been signed at 31 December 2022 amounted to $9,381 million (2021 $8,208 million, 2020 $8,009 million). bp has contracted capital commitments amounting to $1,764 million (2021 $1,075 million, 2020 $1,087 million) in relation to joint ventures and $18 million (2021 $126 million, 2020 $183 million) in relation to associates.